Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred policy acquisition costs details
A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2015	$1,014	$119	$55	$1,188	$(234)	$954
Additions	229	9	—	238	—	238
Amortization:
Periodic amortization	(168)	(24)	(9)	(201)	—	(201)
Annuity unlocking	25	4	—	29	—	29
Included in realized gains	6	2	—	8	—	8
Change in unrealized	—	—	—	—	(31)	(31)
Balance at December 31, 2016	1,106	110	46	1,262	(265)	997

Additions	225	4	—	229	—	229
Amortization:
Periodic amortization	(160)	(19)	(8)	(187)	—	(187)
Annuity unlocking	34	6	1	41	—	41
Included in realized gains	9	1	—	10	—	10
Other	—	—	10	10	—	10
Change in unrealized	—	—	—	—	(157)	(157)
Balance at December 31, 2017	1,214	102	49	1,365	(422)	943

Additions	263	2	—	265	—	265
Amortization:
Periodic amortization	(237)	(19)	(7)	(263)	—	(263)
Annuity unlocking	29	—	—	29	—	29
Included in realized gains	14	1	—	15	—	15
Change in unrealized	—	—	—	—	392	392
Balance at December 31, 2018	1,283	86	42	1,411	(30)	1,381

(*)	Adjustments to DPAC related to net unrealized gains/losses on securities and cash flow hedges.